Equity - Disclosure of earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share Capital Reserves And Other Equity [Abstract]
Weighted average ordinary shares of Lavoro (in shares)	112,987	113,602	113,602
Effects of dilution from share-based payment (in shares)	1,846	2,066	1,605
Effects of dilution from restricted stock unit plan (in shares)	1,406	1,410	0
Number of ordinary shares adjusted for the effect of dilution (in shares)	116,239	117,078	115,207
Loss for the year attributable to net investment of the parent/equity holders of the parent	R$ (2,667,494)	R$ (762,452)	R$ (260,710)
Basic loss per share (brazilian real per share)	R$ (23.61)	R$ (6.71)	R$ (2.29)
Diluted loss per share (brazilian real per share)	R$ (23.61)	R$ (6.71)	R$ (2.29)